Intangible Assets, Net - Schedule of Intangible Assets, Net (Details)	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 HKD ($)
Schedule of Intangible Assets, Net [Abstract]
Computer software	$ 652,000		$ 425,000
Less: accumulated amortization	(383,500)		(280,121)
Intangible assets, net	$ 268,500	$ 34,541	$ 144,879